Basis of presentation for the consolidated financial statements	12 Months Ended
Dec. 31, 2020
Disclosure of Basis of presentation for the consolidated financial statements [Abstract]
Disclosure of basis of preparation of financial statements [text block]
Note 2	Basis of presentation for the consolidated financial statements

2.1	Accounting period

These consolidated financial statements cover the following periods:

(a)	Consolidated Statements of Financial Position as of December 31, 2020 and 2019
(b)	Consolidated Statements of Income for the periods from January 1 to December 31, 2020 and 2019.
(c)	Consolidated Statements of Comprehensive Income from January 1 to December 31, 2020 and 2019.
(d)	Consolidated Statements of Changes in Equity for the periods ended December 31, 2020 and 2019.
(e)	Consolidated Statements of Cash Flows for the periods ended December 31, 2020 and 2019.

2.2	Consolidated financial statements

The consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with IFRS and represent the full, explicit and unreserved adoption of IFRS.

These consolidated financial statements fairly reflect the Company’s financial position, as of December 31, 2020 and 2019, the comprehensive results of operations, changes in equity and cash flows occurring for the years then ended.

IFRS establish certain alternatives for their application, those applied by the Company are detailed in this Note and Note 3.

The accounting policies used in the preparation of these consolidated annual accounts comply with each IFRS in force at their date of presentation.

Pursuant to CMF requirements, on December 31, 2020 the effects related to the application of IFRS 16 “Leases” are presented in separate items and the following reclassifications have been made with respect to the information reported on December 31, 2019 to ensure a consistent presentation between periods, which are considered not significant for the previously issued financial statements. See Note 4.

Items	Original balances reported as of December 31, 2019	Reclassification	Balances reclassified as of December 31, 2019
	ThUS$	ThUS$	ThUS$
Property, plant and equipment, (net)	1,607,070	(37,164)	1,569,906
Right-of-use assets	-	37,164	37,164
Other current financial liabilities	298,822	(7,694)	291,128
Lease liabilities, current	-	7,694	7,694
Other non-current financial liabilities	1,518,926	(30,203)	1,488,723
Lease liabilities, non-current	-	30,203	30,203

2.3	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following:

(a)	Inventories are recorded at the lower of cost and net realizable value.
(b)	Financial derivatives measured at fair value.
(c)	Certain financial investments measured at fair value with an offsetting entry in other comprehensive income.

2.4	Accounting pronouncements

New accounting pronouncements

(a)	The following standards, interpretations and amendments are mandatory for the first time for annual periods beginning on January 1, 2020:

Amendments and improvements	Description	Mandatory for annual periods beginning on or after
Amendment to IAS 1 “Presentation of Financial Statements” and “IAS 8” Accounting Policies, Changes in Accounting Estimates and Errors - Published in October 2018.
This amendment establishes a consistent definition of materiality in all the IFRCs and the Conceptual Framework for Financial Information; it clarifies the explanation of the definition of material; and it incorporates some of the guidelines in IAS 1 on immaterial information.
01-01-2020

Amendment to IFRS 3 “Definition of a Business” - Published in October 2018.
This amendment revises the definition of a business. Based on the feedback received by the IASB, the application of the current guidance is frequently seen as too complex, and results in too many transactions that qualify as business combinations.
01-01-2020

Amendments to IFRS 9, IAS 39 and IFRS 7 “Reform to the referential interest rate” Published in September 2019.
These amendments provide certain simplifications in relation to the reform to the referential interest rates. These simplifications relate to hedge accounting and affect the IBOR reform, which generally shouldn’t result in the finalization of hedge accounting. However, any hedge ineffectiveness should continue to be recorded in the results.
01-01-2020

Amendment to IFRS 16 “Lease Concessions” - Published in May 2020.
This amendment provides lessees with an optional exemption regarding the assessment of whether a lease concession associated with COVID-19 is a lease modification. Lessees may opt to account for lease concessions as they would if there were no lease modifications. In many cases, this would give rise to the accounting for a concession as a variable lease payment.
01-01-2020

Management confirm that the adoption of the aforementioned standards, amendments and interpretations did not significantly impact the company’s consolidated financial statements.

(b)	Standards, interpretations and amendments issued that had not become effective for financial statements beginning on January 1, 2020 and which the Company has not adopted early are as follows:

Standards and Interpretations	Description	Mandatory for annual periods beginning on or after
Amendment to IAS 1 “Presentation of financial statements” on classification of liabilities.
These limited scope amendments of IAS 1 “Presentation of financial statements” clarify that the liabilities will be classified as current or non-current depending on the rights that exist at the close of the reporting period. The classification is not affected by the expectations of the entity or the events subsequent to the report date (for example, the receipt of a waiver or noncompliance with the pact). The amendment also clarifies what IAS 1 means when referring to “liquidation” of a liability.  The amendment must be applied retroactively in accordance with IAS 8. In May 2020, the IASB issued an “Exposure Draft” proposing deferral of the effective application date to January 1, 2023.
01-01-2022

Reference to the Conceptual Framework - Amendments to IFRS 3.
Minor modifications were made to IFRS 3 “Definition of a Business” to update references to the conceptual framework for financial reporting and to add an exception to the recognition of contingent liabilities and contingent assets within the scope of IAS 37 “Provisions, contingent liabilities and contingent assets” and Interpretation 21 “Levies.” The modifications also confirm that contingent assets should not be recognized in the date of acquisition.
01-01-2022

Amendment to IAS 16 “Property, plant and equipment”
This prohibits companies from deducting from the cost of the property any revenue received from the sale of articles produced while the company is preparing the asset for its anticipated use. The company must recognize this sales revenue and associated costs in the profit or loss for the fiscal year.
01-01-2022

Amendment to IAS 37, “Provisions, contingent liabilities and contingent assets.”	This clarifies for onerous contracts which inevitable costs a company must include to assess whether a contract will result in a loss.	01-01-2022

IFRS 9 Financial Instruments.	This clarifies which fees must be included in the 10% test for the derecognition of financial liabilities.	01-01-2022

IFRS 16 Leases.
Modification of illustrative example 13 to eliminate the illustration of lessor payments in relation to improvements to rental properties, to eliminate any confusion as to the treatment of lease incentives.
01-01-2022

IFRS 1 First-time Adoption of International Financial Reporting Standards.
This enables entities that have measured their assets and liabilities against book values in their head office books to also measure the accumulated translation differences using the amounts notified by the head office. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exemption.
01-01-2022

Amendment to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures”, Published in September 2014.
These amendments address an inconsistency between the requirements in IFRS 10 and those in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not), A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary.
undetermined

Management believes that the adoption of the above standards, amendments and interpretations will not have a significant impact on the Company’s financial statements.

2.5	Basis of consolidation

(a)	Subsidiaries

The Company established control as the basis of consolidation of its financial statements. The Company controls a subsidiary when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary.

The consolidation of a subsidiary starts when the Group controls it and it is no longer included in the consolidation when this control is lost.

Subsidiaries are consolidated through a line by line method, adding items that represent assets, liabilities, income and expenses with a similar content, and eliminating operations between companies within the SQM Group.

Results for dependent companies acquired or disposed of during the period are included in the consolidated accounts from the date on which control is transferred to the SQM Group or until the date when this control ends, as relevant.

To account for an acquisition, of a business the Company uses the acquisition method. Under this method the acquisition cost is the fair value of assets delivered, equity securities issued, and incurred or assumed liabilities at the date of exchange. Assets, liabilities and contingencies identifiable assumed in a business combination are measured initially at fair value at the acquisition date. For each business combination, the Company will measure the non-controlling interest of the acquiree either at fair value or as proportional share of net identifiable assets of the acquire.

2.6	Investments in associates and joint ventures

(a)	Joint ventures

Investments in joint arrangements are classified as joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

With respect to joint operations, the Company recognizes its direct right to the assets, liabilities, income and expenses of the joint arrangement.

(b)	Joint ventures and investments in associates

Interests in companies over which joint control is exercised (joint ventures) or where an entity has significant influence (associates) are recognized using the equity accounting method. Significant influence is presumed when the investor owns over 20% of the investee’s share capital. The investment is recognized using this method in the statement of financial position at cost plus changes subsequent to acquisition and includes the proportional share of the associate’s equity. For these purposes, the percentage interest in the associate is used. The associated acquired goodwill is included in the investee’s book value and is not amortized. The debit or credit to the income statement reflects the proportional share of the profit or loss of the associate or joint venture.

Unrealized gains from transactions with joint ventures or associates are eliminated in accordance with the Company's percentage interest in such entities. Any unrealized losses are also eliminated, unless that transaction provides evidence that the transferred asset is impaired.

Changes in associate’s or joint ventures equity are recognized proportionally with a charge or credit to "Other Reserves" and are classified according to their origin. The reporting dates of the associate or joint ventures, the Company and related policies are similar for equivalent transactions and events in similar circumstances. In the event that significant influence is lost, or the investment is sold, or held for sale, the equity method is suspended, not recognizing the proportional share of the gain or loss. If the resulting value under the equity method is negative, the share of profit or loss is reflected as zero in the consolidated financial statements, unless there is a commitment by the Company to restore the capital position of the Company, in which case the related risk provision and expense are recorded.

Dividends received by these companies are recorded by reducing the value of the investment and are shown in cash flows from operating activities, and the proportional share of the gain or loss recognized in accordance with the equity method is included in the consolidated income statement under "Share of Gains (Losses) of Associates and Joint Ventures Accounted for Using the Equity Method''.